Business Combinations - Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jul. 07, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Goodwill	$ 39,607	$ 2,403	$ 37,396	$ 37,396
Contractual relationships		2,100
Inventory step up		230
Assumed liabilities		(18)
Net		$ 4,715